UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, Illinois 60062

(Address of principal executive offices) (Zip code)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, Illinois 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

SCHEDULE OF INVESTMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2010

	Number of Shares	Market Value	% of Net Assets
COMMON STOCKS

CAPITAL GOODS
Emerson Electric Company	1,000	$52,660
General Electric Company	3,900	63,375

		116,035	12.9%
CONSUMER GOODS

PepsiCo, Inc.	1,400	93,016
Procter & Gamble Company	1,000	59,970

		152,986	17.1%
CONSUMER SERVICES
Wal-Mart Stores, Inc.	1,000	53,520	6.0%

ENERGY

Dominion Resources, Inc.	1,000	43,660	4.9%

FINANCIAL
American Express Company	2,000	84,060	9.4%

HEALTH CARE

Becton Dickinson & Company	700	51,870
DaVita, Inc.*	1,000	69,030
Johnson & Johnson	1,000	61,960
Medtronic, Inc.	500	16,790
Stryker Corporation	1,000	50,050

		249,700	27.9%

SCHEDULE OF INVESTMENTS—Continued

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2010

	Number of Shares	Market Value	% of Net Assets
COMMON STOCKS - Continued

TECHNOLOGY

Cisco Systems, Inc.*	3,500	$76,650
Intel Corporation	2,000	38,460
Microsoft Corporation	3,000	73,470

		188,580	21.0%

TOTAL COMMON STOCK		888,541	99.2%

TOTAL INVESTMENTS		888,541	99.2%

CASH AND ACCRUED DIVIDENDS LESS LIABILITIES		7,542	0.8%

TOTAL CONTRACT OWNERS’ EQUITY		$896,083	100.0%

*  - Non-income producing security

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2010

NOTE A—INVESTMENTS AND ACCOUNTING POLICIES

Allstate Assurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Certain administrative services of Separate Account B are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services. On February 1, 2001, Unum Group (formerly UnumProvident Corporation) sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company (“Allstate Life”), a wholly-owned subsidiary of Allstate Insurance Company (“Allstate”), a wholly-owned subsidiary of Allstate Insurance Holdings (“Allstate Holdings”), a wholly-owned subsidiary of The Allstate Corporation (the “Corporation”). This transaction had no impact on the contract owners of Separate Account B.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

NOTE B—INVESTMENT COMPANY DEREGISTRATION

In 2009, Allstate Assurance Company began taking steps to deregister Separate Account B as an investment company under the Investment Company Act of 1940. The separate account is required to have less than 100 contract owners in order to qualify for deregistration. This requirement had been met as of December 31, 2009. As of October 31, 2010, the deregistration process had not been finalized with the Securities and Exchange Commission.

NOTE C—FAIR VALUE MEASUREMENTS

Effective January 1, 2008, Separate Account B adopted the provisions of Accounting Standards Codification 820 (“ASC 820”), Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 is intended to increase consistency and comparability among fair value estimates used in financial reporting. It does not require any new fair value measurements. ASC 820 clarifies a number of considerations with respect to fair value measurement objectives for financial reporting and expands disclosure about the use of fair value measurements, with particular emphasis on the inputs used to measure fair value. This disclosure is intended to provide users of the financial statements the ability to assess the reliability of an entity’s fair value measurements.

ASC 820 requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria for each level is summarized as follows:

•	Level 1 – Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

•	Level 2 – Assets and liabilities whose values are based on the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect Separate Account B’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

As of September 30, 2010, all investments held by Separate Account B were valued using Level 1 inputs as defined by ASC 820. See the Schedule of Investments for the listing of investments segregated by industry composition.

Item 2. Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.030a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company

Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: November 23, 2010